Basis of Presentation (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (3,590,169)	$ (980,617)
Net current liability	4,430,933	4,095,286
Deficit on total equity	$ (81,498)	$ (3,066,724)	$ (2,177,550)